Short-term borrowings and long-term borrowings - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short term borrowings and long term borrowings
Short-term bank borrowings	$ 11,769	$ 103,223
Loan financing through on-line platform	67,219	56,898
Other short-term borrowings	3,068	279
Current portion of long-term borrowings	2,078
Total short-term borrowings and current portion of long-term borrowings	84,134	160,400
Long term bank borrowings	2,936
Other long-term borrowings	7,710	829
Loan financing through on-line platform	6,525	3,622
Total long-term borrowings	17,171	4,451
Total long-term borrowings, excluding current portion	15,093	4,451
Total borrowings	99,227	164,851
Maturities of the long-term borrowings
2017	2,078
2018	10,664
2019	431
2020	951
2021	363
Thereafter	2,684
Total long-term borrowings	17,171	$ 4,451
Loan financing through on-line platform
Maturities of the long-term borrowings
2018	10,664
2019	$ 431